Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Operating expenses
Administration	$ 305,338	$ 305,421	$ 395,340
Professional, other fees and salaries	747,280	1,433,113	1,739,401
Stock-based compensation	140,612	442,206
Development costs (recovery)	(130,069)	147,008	3,635,613
Travel and entertainment	101,496	118,261	180,767
Amortization of property and equipment	3,922	3,992	5,270
Amortization of patents	156,960	133,785	26,527
Amortization and write-down of intangible assets			43,543
Foreign exchange loss (gain)	(117,779)	343,210	(1,478)
Total operating expenses	1,207,760	2,926,996	6,024,983
Other expenses
Interest expense	504,778	666,245	561,608
Accretion expense	2,039,344	1,358,101	514,560
Financing costs	40,414
Loss on conversion of convertible debentures	63,852	1,009,680
Gain on revaluation of derivative liabilities	(1,094,718)	(1,614,822)	(295,616)
Gain on extinguishment of convertible debentures	(399,191)
Total other expenses	1,154,479	1,419,204	780,552
Loss before income tax provision	(2,362,239)	(4,346,200)	(6,805,535)
Income tax provision	0	0	0
Net loss and comprehensive loss	$ (2,362,239)	$ (4,346,200)	$ (6,805,535)
Weighted average number of outstanding shares, basic and diluted	237,242,674	207,131,781	199,572,966
Basic and diluted loss per share	$ (0.01)	$ (0.02)	$ (0.03)